Summary of Significant Accounting Policies - Schedule of Disaggregation of Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Insurance brokerage income
Operating revenue	¥ 3,977,761	$ 568,812	¥ 2,771,821	¥ 2,630,707
Insurance brokerage income
Insurance brokerage income
Operating revenue	2,570,288		2,322,838	2,205,160
Technical service income
Insurance brokerage income
Operating revenue	1,006,278		40,939	135,755
Crowdfunding service fees
Insurance brokerage income
Operating revenue	261,636		267,650	162,683
Digital clinical trial solution income
Insurance brokerage income
Operating revenue	118,297		91,066	100,496
Other revenues
Insurance brokerage income
Operating revenue	21,262		49,328	26,613
Short-term insurance brokerage income | Insurance brokerage income
Insurance brokerage income
Operating revenue	1,178,939		1,309,432	1,381,855
Long-term insurance brokerage income | Insurance brokerage income
Insurance brokerage income
Operating revenue	¥ 1,391,349		¥ 1,013,406	¥ 823,305